Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Money market accounts	$ 1,990	$ 1,476
Warrants		517
Other receivables	37	17
Derivatives used for hedging	125	100
Financial assets at fair value through earnings	2,027	2,010
Financial assets at fair value through other comprehensive income	50	46
Total assets	2,202	2,156
Liabilities
Contingent consideration	(2)	(3)
Financial liabilities at fair value through earnings	(2)	(3)
Total liabilities	(2)	(3)
Level 1 [member]
Assets
Money market accounts	0
Other receivables	0
Derivatives used for hedging	0
Financial assets at fair value through earnings	0
Financial assets at fair value through other comprehensive income	28	27
Total assets	28	27
Liabilities
Contingent consideration	0
Financial liabilities at fair value through earnings	0
Total liabilities	0
Level 2 [member]
Assets
Money market accounts	1,990	1,476
Other receivables	0
Derivatives used for hedging	125	100
Financial assets at fair value through earnings	1,990	1,476
Financial assets at fair value through other comprehensive income	22	19
Total assets	2,137	1,595
Liabilities
Contingent consideration	0
Financial liabilities at fair value through earnings	0
Total liabilities	0
Level 3 [member]
Assets
Money market accounts	0
Warrants		517
Other receivables	37	17
Derivatives used for hedging	0
Financial assets at fair value through earnings	37	534
Financial assets at fair value through other comprehensive income	0
Total assets	37	534
Liabilities
Contingent consideration	(2)	(3)
Financial liabilities at fair value through earnings	(2)	(3)
Total liabilities	$ (2)	$ (3)